Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2018
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs [Table Text Block]
	2018	2017	2016
Interest expense	$28,299	$24,978	$19,523
Amortization of financing costs	1,939	1,455	1,503
Loan expenses	268	195	923
Total	$30,506	$26,628	$21,949